Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 7,131,539	$ 5,814,468	$ 4,022,234
Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 499
Valuation Technique		Discounted cash flow
Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 33,373	34,147	33,284
Valuation Technique		Matrix pricing
Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 649,858	521,199	201,195
Valuation Technique		Matrix pricing
Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 6,371,739	5,212,561	3,727,803
Valuation Technique		Matrix pricing
Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 21,164	45,229	56,872
Valuation Technique		Intex discounted cash flows
Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 54,906	1,332	3,080
Valuation Technique		Intex discounted cash flows
Reserve at Fair Value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (18,096,009)	(17,052,283)	(11,943,461)
Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (14,495,312)
Valuation Technique		Discounted cash flow
Unobservable Input, Annuitizations, minimum		0.00%
Unobservable Input, Annuitizations, maximum		25.00%
Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (2,545,396)
Valuation Technique		Discounted cash flow
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 2,350	11,583	8,666
Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates	[1]
Derivative Assets | Total Return Swap | Third Party Pricing Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 2,350
Valuation Technique		Third-Party Vendor
Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (33,812)	$ (757)	$ (29,251)
Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates	[1]
Derivative liability | Total Return Swap | Third Party Pricing Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (33,812)
Valuation Technique		Third-Party Vendor
Minimum | Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		206
Minimum | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		132
Minimum | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		94
Minimum | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		40
Minimum | Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate		0.00%
Unobservable Input, Loss severity		12.00%
Unobservable Input, Annual default rate		0.19%
Minimum | Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate		0.00%
Unobservable Input, Loss severity		12.00%
Unobservable Input, Annual default rate		0.19%
Minimum | Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		0.00%
Unobservable Input, Mortality		0.00%
Unobservable Input, Withdrawal Benefit Election		0.00%
Minimum | Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		0.50%
Maximum | Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		206
Maximum | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		182
Maximum | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		492
Maximum | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		1,415
Maximum | Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate		25.00%
Unobservable Input, Loss severity		100.00%
Unobservable Input, Annual default rate		100.00%
Maximum | Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate		25.00%
Unobservable Input, Loss severity		100.00%
Unobservable Input, Annual default rate		100.00%
Maximum | Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		25.00%
Unobservable Input, Mortality		100.00%
Unobservable Input, Withdrawal Benefit Election		50.00%
Maximum | Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		35.00%
Weighted Average | Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		206
Weighted Average | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		165
Weighted Average | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		193
Weighted Average | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		234

[1]	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.